Note 7 - Income Taxes (Details) - Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation [Abstract]
Federal tax at statutory rate	34.00%	34.00%
Share based compensation	(0.30%)	43.20%
Contingent liability true-up	0.00%	14.70%
Other	(0.60%)	(0.30%)
Adjustment due to change in valuation allowance	(33.10%)	(89.40%)
	0.00%	2.20%